[LOGO OF NEW ENGLAND FUNDS APPEARS HERE]
Where the Best Minds Meet(TM)

------------------------------------
Annual Report and Performance Update
------------------------------------

NEW ENGLAND GOVERNMENT SECURITIES FUND

-----------------
December 31, 1995
-----------------

January 31, 1996

DEAR SHAREHOLDER,
It's a real pleasure to present to you the 1995 Annual Report for New England Government Securities Fund, containing your portfolio manager's commentary and complete financial information.

FAVORABLE ECONOMIC CONDITIONS IN 1995
In 1995 subdued economic growth with little or no inflation created a
very favorable backdrop for the bond and stock markets.   Long term interest
rates dipped on the positive inflation news, with the yield on the 30-year Treasury bond falling to a low of 5.95% at year end. The stock market, fueled by lower interest rates and solid corporate earnings growth, advanced 37.6%, as measured by the Standard & Poor's 500 Index,* for its best showing since
1958.   In July and in December, the Federal Reserve Board lowered short term rates, signaling its belief that the economy was indeed on a path towards slow, non-inflationary growth.

NEW ENGLAND FUNDS - WHERE THE BEST MINDS MEET
Over this past year we launched our new corporate identity - Where the Best Minds Meet -which we believe reflects the essence of New England Funds. Our unique multiple adviser structure brings together some of the best investment minds in the business. As recent examples, consider New England Star Advisers Fund, managed by four prominent equity advisers, and New England Star Worldwide Fund, a global fund introduced this January which builds off the Star Advisers concept. In addition, last May we launched New England Strategic Income Fund, under the management of Dan Fuss of Loomis Sayles. One of the industry's most respected managers, Dan Fuss was named 1995's "Bond Fund Manager of the Year" by Morningstartrademark for his past record of accomplishment in fund management at Loomis Sayles.**

* Standard & Poor's 500 is an unmanaged index representing 500 major companies, the majority of which are listed on the New York Stock Exchange.
** Morningstar is a third party, independent mutual fund rating service.

1995 DALBAR AWARD FOR SERVICE EXCELLENCE
Where the Best Minds Meet also refers to your financial adviser and all the people at New England Funds who provide you with quality service. We are proud to report that in recognition of our ongoing quality initiatives, New England Funds has been named a 1995 Quality Tested Service Seal Winner by DALBAR, an independent mutual fund service rating company. The coveted
DALBAR award was given to only seven companies for "providing the highest tier of service excellence in the mutual fund industry."

Outlook for 1996
Looking ahead, we believe interest rates are likely to remain flat as the economy continues on its slow, steady, non-inflationary growth path. While this scenario is extremely positive for the long term, it is unlikely that 1996 will see a repeat of last year's stellar performance. At this time it's worth reiterating that long-term investors should not focus on one year's performance. Instead, we recommend that you review your asset allocation program with your financial adviser, then remain committed to that program to carry out its objectives.

We believe you will find your portfolio manager's commentary informative. If you have any questions or comments, please contact your financial representative or New England Funds directly at 800-225-5478. Also, please contact New England Funds for a prospectus on any of the funds mentioned above. The prospectus details investment objectives and risks, as well as management fees and expenses. You should read it carefully before investing or sending money.

        Sincerely,


       /S/Peter S. Voss                 /S/Henry L.P. Schmelzer
       Peter S. Voss                    Henry L.P. Schmelzer
       Chairman                         President

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                   New England Government Securities Fund
------------------------------------------------------------------------------

INVESTMENT RESULTS THROUGH DECEMBER 31, 1995

Putting Performance into Perspective

The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results.
In addition, few investors could purchase all of the securities necessary to match the index. And if they could, they would incur transaction costs and other expenses.

A $10,000 INVESTMENT IN CLASS A SHARES
COMPARED TO THE LEHMAN GOVERNMENT BOND INDEX(4) AND THE COST OF LIVING(5)
A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares compared to Lehman Government Bond Index
(4) and
the Cost of Living (5). The data points from the graph are as follows:

NEW ENGLAND GOVERNMENT SECURITIES FUND - NET ASSET VALUE(1)
Year                                                   Amount
----                                                   ------
1995                                                   $21,602
1994                                                   $17,997
1993                                                   $19,044
1992                                                   $17,472
1991                                                   $16,359
1990                                                   $14,243
1989                                                   $13,483
1988                                                   $12,975
1987                                                   $11,251
1986                                                   $11,229
9/16/85                                                $10,000

NEW ENGLAND GOVERNMENT SECURITIES FUND - WITH MAXIMUM SALES CHARGE(2)
Year                                                   Amount
----                                                   ------
1995                                                   $20,630
1994                                                   $17,187
1993                                                   $18,187
1992                                                   $16,686
1991                                                   $15,623
1990                                                   $13,602
1989                                                   $12,876
1988                                                   $11,436
1987                                                   $10,745
1986                                                   $10,724
9/16/85                                                $10,000

LEHMAN GOVERNMENT BOND INDEX(4)
Year                                                   Amount
----                                                   ------
1995                                                   $24,511
1994                                                   $20,714
1993                                                   $21,437
1992                                                   $19,372
1991                                                   $18,066
1990                                                   $15,664
1989                                                   $14,408
1988                                                   $12,613
1987                                                   $11,784
1986                                                   $11,531
9/16/85                                                $10,000

COST OF LIVING(5)
Year                                                   Amount
----                                                   ------
1995                                                   $14,055
1994                                                   $13,697
1993                                                   $13,340
1992                                                   $12,983
1991                                                   $12,617
1990                                                   $12,242
1989                                                   $11,537
1988                                                   $11,025
1987                                                   $10,558
1986                                                   $10,110
9/16/85                                                $10,000


This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B and Class Y share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.



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                   New England Government Securities Fund
------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS 12/31/95


CLASS A (INCEPTION 9/16/85)         1 YEAR           5 YEARS        10 YEARS
Net Asset Value(1)                   20.03%           8.69%          8.01%
With Max. Sales Charge(2)            14.65            7.68           7.51
Lipper General Gov't. Average(6)     17.34            8.38           8.18

CLASS B (INCEPTION 9/23/93)         1 YEAR        SINCE INCEPTION
Net Asset Value(1)                   19.24%           4.49%
With CDSC(3)                         15.24            3.29
Lehman Gov't. Bond Index(4)          18.33            5.98
Lipper General Gov't. Average(6)     17.34            4.99

CLASS Y (INCEPTION 3/31/94)         1 YEAR        SINCE INCEPTION
Net Asset Value(1)                   20.31%           9.80%
Lehman Gov't. Bond Index(4)          18.33            9.69

    These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost. Class Y shares are available only to certain institutional investors. Share price and return may vary.

    NOTES TO CHARTS AND PERFORMANCE UPDATE
    1 Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.
    2 With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 4.50% at the time of purchase of Class A shares.
    3 With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 4% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero five years after the purchase of shares.
    4 Lehman Government Bond Index is an unmanaged index of bonds issued by the U.S. government and its agencies having maturities between one and ten years. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.
    5 Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, calculated
        by the U.S. Bureau of Labor Statistics.
    6   Lipper Average is an average of the total return performance (calculated on
        the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

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                   New England Government Securities Fund
------------------------------------------------------------------------------

[PHOTO]
NEW ENGLAND GOVERNMENT
SECURITIES FUND

Portfolio Manager:  Eric Gutterson,
Back Bay Advisors, L.P.

THE MARKET

The bond market rallied strongly in 1995, offering fixed income investors handsome returns after a disappointing 1994. Slow economic growth, low inflation and an accommodative Federal Reserve Board fueled the spectacular comeback. American business, consumers and the federal government each played a dynamic role.

Among corporations, increased productivity added value without increasing inflation, thanks in large part to growing computerization.

Consumers, especially the baby boom generation, began to spend less and save more, creating an ample, inexpensive source of long-term capital to fund
non-inflationary economic growth.   Lower consumer spending also
contributed to the low inflationary environment.

The federal government's initial moves toward a balanced budget were encouraging to overseas investors who were strong supporters of the U.S. market all year. Additionally, interest rate cuts by the Federal Reserve helped maintain slow, steady non-inflationary economic growth.

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                   New England Government Securities Fund
------------------------------------------------------------------------------

HOW YOUR FUND PERFORMED
Shareholders in New England Government Securities Fund participated in the rise of the bond market in 1995. The Fund had a total return of 20.03% on net asset value for Class A shares, compared to 18.33% for the Lehman Government Bond Index.4 We increased dividends twice during the year, first in January and again in October.

YOUR FUND'S INVESTMENT STRATEGY
Beginning in January 1995, we managed the Fund with the belief that interest rates would decline in 1995 and produce a market rally. This led us to overweight non-callable Treasuries and maintain a portfolio duration longer than that of comparable mutual funds.*

As we expected, rates did decline and direct U.S. Treasury obligations performed well throughout the year. We increased the Fund's position in these securities substantially during the first quarter, and made no reductions until the fall.

Simultaneously, we de-emphasized callable agency obligations and mortgage-backed instruments which tend to underperform when the market rallies strongly.

We ended 1994 with a duration of 5 years, then in the first quarter of 1995, assumed a more bullish posture by extending it to a total of 8 years. In anticipation of

* Non-callable bonds cannot be "called in" by the issuer when rates drop. Duration is a commonly used measure of the Fund's sensitivity to interest rate changes. The longer the duration, the more the Fund's price will fluctuate as interest rates move.

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                   New England Government Securities Fund
------------------------------------------------------------------------------

tougher market conditions ahead, we grew more cautious in the fourth quarter, reducing duration to 6 years in the belief that the majority of current interest rate moves was near completion.

During the fourth quarter, we owned securities across the yield curve, overweighting short and long maturities while underweighting intermediate maturities. This provided a defensive posture in a period of market consolidation.

INVESTMENT OUTLOOK
We do not believe the bond market will be as strong in 1996 as it was this past year, but look for rates to continue to drop if factors such as corporate cost cutting, higher consumer saving rates and diminished government spending continue to dominate the market. Initially, we expect to see a saw tooth performance pattern where interest rates may fluctuate within a limited range before declining again.

A balanced budget will probably slow the economy further because it will reduce the economic stimulus that government spending sometimes provides. A recession is unlikely, but the economy may grow weaker by the middle of 1996, as it reacts to sluggish domestic demand, slowing worldwide growth and ongoing consumer concerns about corporate downsizing.

As a result, we will be less inclined to extend duration as much as we did in 1995. We predict rates will fall somewhat further, so we intend to continue to maintain a

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                   New England Government Securities Fund
------------------------------------------------------------------------------

duration that is longer than our peer group's. Depending on market conditions, we will consider lowering the percentage of non-callable Treasury securities and increasing the weighting of callable asset- and mortgage-backed securities. The latter may outperform Treasuries in the less volatile interest rate environment we anticipate.

As always, the Fund will seek to deliver positive total returns and maintain attractive dividend yields for shareholders.

Please see page 7 for
an illustration and
explanation of the
yield curve.

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                   New England Government Securities Fund
------------------------------------------------------------------------------

TREASURY YIELD CURVE
The "yield curve" illustrates the yields available on U.S. Treasury securities of varying maturities, ranging from 3-month Treasury bills to 30-year Treasury bonds. Under normal conditions, a security with a longer maturity will offer a higher yield than a shorter term security, to compensate the bond holder for tying up money for longer periods of time. The chart below illustrates the yield curve at the beginning and at the end of 1995. As you can see, long-term rates dropped substantially, with the 30-year bond falling almost two percentage points, from 7.88% to 5.95%.

THE YIELD CURVE JANUARY-DECEMBER, 1995
[A chart in the form of a line graph appears here, illustrating the yield curve of U.S. Treasury securities as of the beginning of 1995 and as of the end of December 1995. The data points from the graph are as follows:]

As of 1/2/95:

Maturity           Yield
---------         ------
3 Month            5.68%
6 Month            6.50%
1 Year             7.16%
3 Year             7.78%
5 Year             7.83%
10 Year            7.83%
30 Year            7.88%

As of 12/29/95:

Maturity           Yield
---------         ------
3 Month            5.07%
6 Month            5.15%
1 Year             5.13%
3 Year             5.21%
5 Year             5.37%
10 Year            5.57%
30 Year            5.95%

Source: Bloomberg


What caused this dramatic drop? Over the year it became apparent that the economy was growing at a more subdued pace and that inflation remained under control. (Inflation is the bond market's primary enemy because it eats away at the value of fixed income investments). The markets responded enthusiastically, driving down long term rates. Bond prices, which move in the opposite direction from interest rates, moved sharply upwards in an impressive rebound from 1994's market decline.

                   [LOGO OF NEW ENGLAND FUNDS APPEARS HERE]

--------------------------------------------------------------------------------
          Portfolio Composition, Financial Statements and Highlights
--------------------------------------------------------------------------------


          NEW ENGLAND
          GOVERNMENT SECURITIES
          FUND



-----------------
December 31, 1995
-----------------

------------------------------------------------------------------------------
                            PORTFOLIO COMPOSITION
------------------------------------------------------------------------------

Investments as of December 31, 1995

BONDS AND NOTES--97.8% OF TOTAL NET ASSETS

   FACE
  AMOUNT     DESCRIPTION
VALUE (A)
--------------------------------------------------------------------------------
---------
             GOVERNMENT AGENCIES--6.2%(B)
$   481,052  Government National Mortgage Association 8.500%, 2/15/2006..... $
505,408
  1,011,619  Government National Mortgage Association 9.000% with various maturities to 2016...........................................
1,072,630
    362,332  Government National Mortgage Association 9.500% with various maturities to 2009...........................................
389,166
    826,926  Government National Mortgage Association 10.000% with various maturities to 2016...........................................
897,300
  1,069,629  Government National Mortgage Association 12.000% with various maturities to 2015...........................................
1,244,112
  2,248,778  Government National Mortgage Association 12.500% with various maturities to 2015...........................................
2,650,748
  1,031,436  Government National Mortgage Association 13.000% with various maturities to 2015...........................................
1,231,922
    479,730  Government National Mortgage Association 13.250% with various maturities to 2014...........................................
578,223
    696,855  Government National Mortgage Association 13.500% with various maturities to 2014...........................................
843,195
    395,521  Government National Mortgage Association 14.000% with various maturities to 2014...........................................
485,006
                                                                             ---
---------

9,897,710
                                                                             ---
---------
             U.S. GOVERNMENT--91.6%
 34,750,000  U.S. Treasury Bonds 11.750%, 2/15/2001.........................
44,554,712
 21,500,000  U.S. Treasury Bonds 9.875%, 11/15/2015.........................
31,092,655
 30,025,000  U.S. Treasury Bonds 9.250%, 2/15/2016..........................
41,290,080
 16,500,000  U.S. Treasury Notes 9.375%, 4/15/1996..........................
16,692,225
 11,500,000  U.S. Treasury Notes 9.250%, 8/15/1998..........................
12,616,765
                                                                             ---
---------

146,246,437
                                                                             ---
---------
             Total Bonds and Notes (Identified Cost $152,080,625)...........
156,144,147
                                                                             ---
---------

------------------------------------------------------------------------------
                       PORTFOLIO COMPOSITION--continued
------------------------------------------------------------------------------

Investments as of December 31, 1995

SHORT-TERM INVESTMENT--0.2%

   FACE
  AMOUNT     DESCRIPTION
VALUE(A)
--------------------------------------------------------------------------------
--------------
$   410,000  Household Finance Corp. 5.650%, 1/02/1996...................... $
409,936
                                                                              --
---------
             Total Short-Term Investment (Identified Cost $409,936).........
409,936
                                                                              --
---------
             Total Investments--98.0% (Identified Cost $152,490,561) (c)....
156,554,083
             Cash and Receivables...........................................
3,805,984
             Liabilities....................................................
(635,471)
                                                                              --
---------
             Total Net Assets--100%.........................................
$159,724,596

=============

(a)  See Note 1a.
(b) The Fund's investments in mortgage backed securities of the Government National Mortgage Association are interests in separate pools of mortgages. All separate investments of each of these issues, which have the same coupon rate, have been aggregated for the purpose of presentation in the schedule of investments.
(c) Federal Tax Information: At December 31, 1995 the net unrealized appreciation on investments based on cost for federal income tax purposes of $152,490,561 was as follows:
     Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost............................. $
4,090,594
     Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value.............................
(27,072)
                                                                             ---
-------
     Net unrealized appreciation........................................... $
4,063,522

==========
     At December 31, 1995 the Fund had a capital loss carryover of approximately $7,302,000 which expires December 31, 2002. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.

------------------------------------------------------------------------------
                      STATEMENT OF ASSETS & LIABILITIES
------------------------------------------------------------------------------

December 31, 1995

ASSETS
  Investments at value..........................................
$156,554,083
  Cash..........................................................
4,834
  Receivable for:
    Fund shares sold............................................
113,285
    Accrued interest............................................
3,680,865
  Prepaid registration expense..................................
7,000
                                                                              --
---------

160,360,067
LIABILITIES
  Payable for:
    Fund shares redeemed........................................  $ 259,204
    Dividends declared..........................................    158,126
  Accrued expenses:
    Management fees.............................................     87,457
    Deferred trustees' fees.....................................     42,379
    Accounting and administrative...............................      3,790
    Other expenses..............................................     84,515
                                                                    -------

635,471
                                                                              --
---------

$159,724,596

===========
NET ASSETS
  Net Assets consist of:
    Capital paid in.............................................
$162,854,305
    Undistributed net investment income.........................
110,228
    Accumulated net realized losses.............................
(7,303,459)
    Unrealized appreciation on investments......................
4,063,522
                                                                              --
---------
NET ASSETS......................................................
$159,724,596

===========
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($147,503,235 divided by 12,575,018 shares of beneficial
  interest).....................................................
$11.73

=====
Offering price per share (100/95.50 of $11.73 ).................
$12.28*

=====
Net asset value and offering price of Class B shares
  ($4,857,616 divided by 413,680 shares of beneficial
  interest).....................................................
$11.74**

=====
Net asset value and offering price of Class Y shares
  ($7,363,745 divided by 628,802 shares of beneficial
  interest).....................................................
$11.71

=====
Identified cost of investments..................................
$152,490,561

===========

* Based upon single purchases of less than $100,000. Reduced sales charges apply for purchases in excess of these amounts.
  ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

------------------------------------------------------------------------------
                           STATEMENT OF OPERATIONS
------------------------------------------------------------------------------

Year Ended December 31, 1995

INVESTMENT INCOME
  Interest.....................................................
$12,482,172
  Expenses
    Management fees............................................  $ 1,008,846
    Service fees--Class A......................................      366,630
    Service and distribution fees--Class B.....................       37,075
    Trustees' fees and expenses................................       24,802
    Accounting and administrative..............................       50,822
    Custodian..................................................      128,121
    Transfer agent.............................................      333,590
    Audit and tax services.....................................       46,800
    Legal......................................................       20,147
    Printing...................................................       41,948
    Registration...............................................       43,315
    Miscellaneous..............................................       12,463
2,114,559
                                                                  ----------
----------
  Net investment income........................................
10,367,613
REALIZED and UNREALIZED GAIN (LOSS) on INVESTMENTS, OPTIONS and
  FUTURES CONTRACTS
  Realized gain (loss) on:
  Investments--net.............................................   12,023,382
  Options--net.................................................   (1,517,534)
  Futures contracts--net.......................................    1,025,812
                                                                  ----------
  Total realized gain on investments, options and futures
    contracts..................................................   11,531,660
  Unrealized appreciation on:
    Investments--net...........................................    6,486,892
                                                                  ----------
  Net gain on investment transactions..........................
18,018,552

----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.....................
$28,386,165

==========

------------------------------------------------------------------------------
                      STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------

                                                           YEAR ENDED       YEAR
ENDED
                                                          DECEMBER 31,
DECEMBER 31,
                                                              1994
1995
                                                          ------------   -------
-------
FROM OPERATIONS
  Net investment income.................................  $ 11,300,782     $
10,367,613
  Net realized gain (loss) on investment transactions...   (19,482,114)
11,531,660
  Unrealized appreciation (depreciation) on
    investments.........................................    (1,649,028)
6,486,892
                                                           -----------    ------
-------
  Increase (decrease) in net assets from operations.....    (9,830,360)
28,386,165
                                                           -----------    ------
-------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A.............................................   (10,319,365)
(9,617,397)
    Class B.............................................      (128,881)
(214,648)
    Class Y.............................................      (224,780)
(347,523)
                                                           -----------    ------
-------
                                                           (10,673,026)
(10,179,568)
                                                           -----------    ------
-------
  Decrease in net assets derived from capital share
    transactions........................................    (8,338,702)
(13,330,766)
                                                           -----------    ------
-------
  Total increase (decrease) in net assets...............   (28,842,088)
4,875,831
NET ASSETS
  Beginning of the year.................................   183,690,853
154,848,765
                                                           -----------    ------
-------
  End of the year.......................................  $154,848,765
$159,724,596
                                                           ===========
=============
UNDISTRIBUTED NET INVESTMENT INCOME
  Beginning of the year.................................  $          0     $
35,432
                                                           ===========
=============
  End of the year.......................................  $     35,432     $
110,228
                                                           ===========
=============

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                             FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

                                                                CLASS A
                                            ------------------------------------
------------
                                                        YEAR ENDED DECEMBER 31,
                                              1991      1992      1993      1994
1995
                                            -------   -------   -------   ------
-   -------
Net Asset Value, Beginning of Period....... $  11.38  $  11.92  $  11.73  $
11.75  $  10.43
                                            --------  --------  --------  ------
--  --------
Income From Investment Operations
  Net Investment Income....................     0.82      0.70      0.72
0.69      0.74
Net Realized and Unrealized Gain (Loss) on
  Investments..............................     0.75      0.07      0.32
(1.32)     1.29
                                            --------  --------  --------  ------
--  --------
Total From Investment Operations...........     1.57      0.77      1.04
(0.63)     2.03
                                            --------  --------  --------  ------
--  --------
Less Distributions
Distributions From Net Investment Income...    (0.82)    (0.68)    (0.72)
(0.69)    (0.73)
Distributions From Net Realized Capital
  Gains....................................    (0.21)    (0.28)    (0.30)
0.00      0.00
                                            --------  --------  --------  ------
--  --------
Total Distributions........................    (1.03)    (0.96)    (1.02)
(0.69)    (0.73)
                                            --------  --------  --------  ------
--  --------
Net Asset Value, End of Period............. $  11.92  $  11.73  $  11.75  $
10.43  $  11.73
                                            ========  ========  ========
========  ========
Total Return (%)...........................     14.9       6.8       9.0
(5.5)     20.0
Ratio of Operating Expenses to Average
  Net Assets (%)...........................     1.21      1.23      1.22
1.29      1.35
Ratio of Net Investment Income to Average
  Net Assets (%)...........................     7.28      5.92      5.70
6.66      6.69
Portfolio Turnover Rate (%)................      305       730       276
809       559
Net Assets, End of Period (000)............ $180,198  $178,030  $182,436
$147,986  $147,503

------------------------------------------------------------------------------
                       FINANCIAL HIGHLIGHTS--continued
------------------------------------------------------------------------------

                                       CLASS B
CLASS Y
                       ---------------------------------------      ------------
-----------
                     SEPTEMBER 23(A)       YEAR          YEAR      MARCH 31(A)
YEAR
                         THROUGH          ENDED         ENDED        THROUGH
ENDED
                       DECEMBER 31,    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
DECEMBER 31,
                           1993            1994          1995          1994
1995
                     ---------------   -----------   -----------   -----------
-----------
Net Asset Value,
  Beginning of
  Period.............      $12.26         $11.75        $10.43        $11.20
$10.44
                           ------         ------        ------        ------
------
Income From
  Investment
  Operations
Net Investment
  Income.............        0.16           0.60          0.65          0.54
0.80
Net Realized and
  Unrealized Gain
  (Loss) on
  Investments........       (0.30)         (1.32)         1.30         (0.77)
1.26
                           ------         ------        ------        ------
------
Total From Investment
  Operations.........       (0.14)         (0.72)         1.95         (0.23)
2.06
                           ------         ------        ------        ------
------
Less Distributions
Distributions From
  Net Investment
  Income.............       (0.16)         (0.60)        (0.64)        (0.53)
(0.79)
Distributions From
  Net Realized
  Capital
  Gains..............       (0.21)          0.00          0.00          0.00
0.00
                           ------         ------        ------        ------
------
Total
  Distributions......       (0.37)         (0.60)        (0.64)        (0.53)
(0.79)
                           ------         ------        ------        ------
------
Net Asset Value, End
  of Period..........      $11.75         $10.43        $11.74        $10.44
$11.71
                           ======         ======        ======        ======
======
Total Return (%).....        (1.2)(c)       (6.2)         19.2          (2.0)(c)
20.3
Ratio of Operating
  Expenses to Average
  Net Assets (%).....        1.97(b)        2.04          2.10          0.93(b)
1.10
Ratio of Net
  Investment Income
  to Average
  Net Assets (%).....        5.03(b)        5.91          5.94          7.25(b)
6.94
Portfolio Turnover
  Rate (%)...........         276            809           559           809
559
Net Assets, End of
  Period (000).......      $1,255         $2,760        $4,858        $4,104
$7,364

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) Not computed on an annualized basis.

------------------------------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------

December 31, 1995

1. The Fund is a series of The New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers Class A, Class B, and Class Y shares. The Fund commenced its public offering of Class B shares on September 23, 1993, and of Class Y shares on March 31, 1994. Class A shares are sold with a maximum front end sales charge of 4.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within five years of purchase. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro-rata by the holders of all classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. The Fund's investment adviser, Back Bay Advisors, L.P. ("Back Bay Advisors"), under the supervision of the Fund's trustees, determines the value of the Fund's portfolio of securities, using valuations provided by a pricing service selected by Back Bay Advisors and other information with respect to transactions in securities, including quotations from securities dealers. Valuations of securities and other assets owned by the Fund for which market quotations are readily available are based on those quotations. Short-term obligations that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by Back Bay Advisors under the supervision of the Fund's trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend

------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS--continued
------------------------------------------------------------------------------

December 31, 1995

income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Interest income is decreased by the amortization of acquisition premium on original issue discount securities. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. OPTIONS AND FUTURES. CALLS AND PUTS. The Fund may write (sell) call and put options on securities to manage its exposure to interest rates and the bond market. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. When a fund writes a call or put option, an amount equal to the premium received by the fund is included in the fund's statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current value of a written option is the closing price on the principal exchange on which such option is traded. If an option which the fund has written expires on its stipulated expiration date, or if the fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the fund has written is exercised, the fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which the fund purchases upon exercise of the option.

The premium paid by a fund for the purchase of a call or a put option is included in the asset section of the fund's statement of assets and liabilities as an investment and subsequently adjusted to the current market value of the option. The current value of a purchased option is the closing price on the principal exchange on which such option is traded. If an option which the fund has purchased expires on the stipulated expiration date, the fund will realize a loss in the amount of the cost of the option. If the fund enters into a closing sale transaction, the fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the fund exercises a purchased put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the fund exercises a purchased call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid.

The risk in writing a call option is that the fund gives up the opportunity of profit if the market price of the underlying security increases above the strike price. The risk in

------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS--continued
------------------------------------------------------------------------------

December 31, 1995

writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The fund also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

D. INTEREST RATE FUTURES CONTRACTS. The Fund may enter into interest rate futures contracts to hedge against changes in the values of securities the fund owns or expects to purchase. An interest rate futures contract is an agreement between two parties to buy and sell a debt security for a set price (or to deliver an amount of cash) on a future date. Upon entering into such a contract, the purchasing fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded, currently up to $3,000 per contract. Pursuant to the contract, the fund agrees to receive from or pay to the broker involved in the transaction an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that changes in the value of the contract may not correlate with changes in the value of the underlying securities.

E. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record at the time and are paid monthly.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatment for mortgaged backed securities for book and tax purposes. Permanent book and tax basis differences will result in reclassification to the capital accounts.

G. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. Back Bay Advisors is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including

------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS--continued
------------------------------------------------------------------------------

December 31, 1995

possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

H. DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the year ended December 31, 1995 were as follows:

                           Purchases          Sales
                         ------------     ------------
                             U.S.             U.S.
                          Government      Government
                         ------------     ------------
                         $851,615,600     $858,265,242

Investments in written options for the Fund for the year ended December 31, 1995 are summarized as follows:

                                                     Written Options
                                                 -----------------------
                                                 Number of     Premiums
                                                 Contracts     Received
                                                 ---------     ---------
Contracts opened.............................       1,150      $ 380,027
Contracts closed.............................      (1,150)      (380,027)
                                                 --------      ---------
                                                        0      $       0
                                                 ========      =========

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 1995, the Fund incurred management fees payable to its investment adviser, Back Bay Advisors. Certain officers and directors of the adviser and its affiliated companies are also officers or trustees of the Fund. Back Bay Advisors is a wholly owned subsidiary of New England Investment Companies, L.P. ("NEIC"), which is a majority owned subsidiary of New England Mutual Life Insurance Company. The management agreement in effect during the year ended December 31, 1995 provided for fees as set forth below:

                     Annual
Fees Earned      Percentage Rate      Annual Net Asset Value Levels
----------      ------------------    ------------------------------
$1,008,846      0.650%                the first $200 million
                0.625%                the next $300 million
                0.600%                the excess over $500 million

Effective January 1, 1996, New England Funds Management, L.P. became the adviser for the Fund with the aforementioned adviser being retained as the Fund's sub-adviser.

------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS--continued
------------------------------------------------------------------------------

December 31, 1995

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds L.P. ("New England Funds"), the Fund's distributor, performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1995 these expenses amounted to $50,822 and are shown separately in the financial statements as accounting and administrative services.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent to the Fund. For the year ended December 31, 1995, the Fund paid New England Funds $247,032 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A Shares (the "Class A Plan") and a Service and Distribution Plan relating to the Fund's Class B shares (the "Class B Plan").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1995, the Fund paid New England Funds $366,630 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward into 1996 is $1,583,658.

Under the Class B Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B shares and/or the maintenance of shareholder accounts. For the year ended

------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS--continued
------------------------------------------------------------------------------

December 31, 1995

December 31, 1995, the Fund paid New England Funds $9,269 in service fees under the Class B Plan.

Also under the Class B Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B shares. For the year ended December 31, 1995, the Fund paid New England Funds $27,806 in distribution fees under the Class B Plan.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the year ended December 31, 1995 amounted to $224,332.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Back Bay Advisors, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

         Annual Retainer                        $2,400
         Meeting Fee                            $125/meeting
         Committee Meeting Fee                  $75/meeting
         Committee Chairman Annual Retainer     $125

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS--continued
------------------------------------------------------------------------------

December 31, 1995

4. CAPITAL SHARES. At December 31, 1995 there was an unlimited number of shares of beneficial interest authorized, divided into three classes: Class A, Class B and Class Y capital stock. Transactions in capital shares were as follows:

                                             YEAR ENDED                    YEAR
ENDED
                                         DECEMBER 31, 1994             DECEMBER
31, 1995
                                      -----------------------       ------------
-----------
CLASS A                                SHARES         AMOUNT         SHARES
AMOUNT
-------                              ---------     -----------     ---------
-----------
Shares sold.......................    1,707,576    $ 19,003,399     1,068,035
$ 11,814,179
Shares issued in connection with
  the reinvestment of:
  Dividends from net investment
    income........................      813,974       8,906,248       750,226
8,348,543
                                      ---------     -----------     ---------
-----------
                                      2,521,550      27,909,647     1,818,261
20,162,722
Shares repurchased................   (3,859,299)    (42,427,673)   (3,428,266)
(37,859,136)
                                      ---------     -----------     ---------
-----------
Net decrease......................   (1,337,749)   $(14,518,026)   (1,610,005)
$(17,696,414)
                                      =========     ===========     =========
===========

                                             YEAR ENDED                    YEAR
ENDED
                                         DECEMBER 31, 1994             DECEMBER
31, 1995
                                      -----------------------       ------------
-----------
CLASS B                                SHARES         AMOUNT         SHARES
AMOUNT
-------                              ---------     -----------     ---------
-----------
Shares sold.......................      233,553    $  2,587,547       177,242
$  1,973,019
Shares issued in connection with
  the reinvestment of:
  Dividends from net investment
    income........................        9,080          98,541        14,498
162,005
                                      ---------     -----------     ---------
-----------
                                        242,633       2,686,088       191,740
2,135,024
Shares repurchased................      (84,746)       (907,115)      (42,705)
(477,235)
                                      ---------     -----------     ---------
-----------
Net increase......................      157,887    $  1,778,973       149,035
$  1,657,789
                                      =========     ===========     =========
===========


                                             YEAR ENDED                    YEAR
ENDED
                                         DECEMBER 31, 1994             DECEMBER
31, 1995
                                      -----------------------       ------------
-----------
CLASS Y                                SHARES         AMOUNT         SHARES
AMOUNT
-------                              ---------     -----------     ---------
-----------
Shares sold.......................      503,105    $  5,576,530       319,873
$  3,655,072
Shares issued in connection with
  the reinvestment of:
  Dividends from net investment
    income........................       20,659         222,025        30,819
344,793
                                      ---------     -----------     ---------
-----------
                                        523,764       5,798,555       350,692
3,999,865
Shares repurchased................     (130,704)     (1,398,204)     (114,950)
(1,292,006)
                                      ---------     -----------     ---------
-----------
Net increase......................      393,060    $  4,400,351       235,742
$  2,707,859
                                      =========     ===========     =========
===========
Decrease derived from capital
  share transactions..............     (786,802)   $ (8,338,702)   (1,225,228)
$(13,330,766)
                                      =========     ===========     =========
===========

------------------------------------------------------------------------------
                      REPORT OF INDEPENDENT ACCOUNTANTS
------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of NEW ENGLAND GOVERNMENT SECURITIES FUND

In our opinion, the accompanying statement of assets & liabilities, including the portfolio composition, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New England Government Securities Fund (the "Fund") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibly is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Boston, Massachusetts
February 7, 1996

------------------------------------------------------------------------------
                             SHAREHOLDER MEETING
------------------------------------------------------------------------------

At a special shareholders' meeting held on December 28, 1995, shareholders of the New England Government Securities Fund voted for the following proposals:

                                  VOTED         VOTED      ABSTAINED     BROKER
TOTAL
                                   FOR         AGAINST       VOTES     NON-VOTES
VOTES
                              -------------  -----------  -----------  ---------
-  -------------
1. To approve new investment
   advisory arrangements to
   be effective upon the
   merger of New England
   Mutual Life Insurance
   Company into Metropolitan
   Life Insurance Company,
   such arrangements to be
   substantially identical to
   the investment advisory
   arrangements in effect for
   the Fund immediately prior
   to such merger............ 7,082,227.492  180,819.018  337,462.065
7,600,508.575
                              =============  ===========  ===========
2. To approve a new Advisory
   Agreement between the Fund
   and New England Funds
   Management, L.P.
   ("NEFM").................. 6,993,490.600  211,602.853  366,958.122
28,457.000  7,600,508.575
                              =============  ===========  ===========
==========
3. To approve a related Sub-
   Advisory Agreement between
   NEFM and such Fund's
   current investment
   adviser................... 6,933,168.541  217,490.881  421,392.153
28,457.000  7,600,508.575
                              =============  ===========  ===========
==========

--------------------------------------------------------------------
                      Regular Investing Pays
--------------------------------------------------------------------

FIVE GOOD REASONS TO INVEST REGULARLY
1.  It's an easy way to build assets
2.  It's convenient and effortless
3.  It requires a low minimum to get started
4. It can help you reach important long-term goals like retirement or college funding
5.  It can help you benefit from the ups and downs of the market
    With Investment Builder, New England Funds' automatic investment program, you can invest as little as $50 a month in your New England Fund automatically -
    without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

THE POWER OF MONTHLY INVESTING
[A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:]
Monthly investments of $50

Years                                 Growth of Monthly Investments
                                      -----------------------------
0                                               $      0
5                                               $  3,661
10                                              $  9,040
15                                              $ 16,943
20                                              $ 28,555
25                                              $ 45,618

Monthly investments of $100
Years                                 Growth of Monthly Investments
                                      -----------------------------
0                                               $      0
5                                               $  7,322
10                                              $ 18,079
15                                              $ 33,886
20                                              $ 57,111
25                                              $ 91,236

Monthly investments of $200
Years                                 Growth of Monthly Investments
                                      -----------------------------
0                                               $      0
5                                               $ 14,643
10                                              $ 36,158
15                                              $ 67,772
20                                              $114,222
25                                              $182,472

Monthly investments of $500

Years                                 Growth of Monthly Investments
                                      -----------------------------
0                                               $      0
5                                               $ 36,608
10                                              $ 90,396
15                                              $169,429
20                                              $285,555
25                                              $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New
England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high.

You can start an Investment Builder program with your current New England Fund account, or with any of our other funds. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

-----------------------------------------------------------------------
                         Saving For Retirement
-----------------------------------------------------------------------

An Early Start Can Make a Big Difference
With today's lengthening life spans, you may be retired for 20 years or more after you complete your working career. Living these retirement years the way you've dreamed of will require considerable financial resources. While it's never too late to start a retirement savings program, it's certainly never too early: The sooner you begin, the longer the time your money has to grow. The chart below illustrates this point dramatically. One investor starts at age 30, saves for just 10 years, then leaves the investment to grow. The second investor starts 10 years later but saves much longer - for 25 years, in fact. Can you guess which investor accumulates the greater retirement nest egg?

For the answer, look at the chart.

AN EARLY START CAN MAKE A BIG DIFFERENCE
[A chart in the form of a line graph appears here, comparing the growth of investments made for 10 years by an investor who begins investing at age 30 to the growth of investments made for twenty-five years by an investor who begins investing at age 40. A hypothetical appreciation of 10% is assumed. The data points from the graph are as follows:]

Investor A - Begins at age 30 for 10 years:
Age  Growth of Investments
30   $2,000
35   $15,431
40   $35,062
45   $90,943
55   $146,464
60   $235,882
65   $379,890


Investor B - Begins investing at age 40 for 25 years:
Age  Growth of Investments
40   $2,000
45   $15,431
50   $37,062
55   $71,899
60   $128,005
65   $216,364

Assumes 10% hypothetical appreciation. For illustrative purposes only and not indicative of future performance of any New England Fund.

Investor A invested $20,000, less than half of investor B's commitment - and for less than half the time. Yet investor A wound up with a much greater retirement nest egg. The reason? It's all thanks to an early start.

New England Funds has prepared a number of informative retirement planning guides. Call your financial representative or New England Funds today, and ask for the guide that best fits your personal needs.

--------------------------------------------------------------------------------
--
                              INFORMATION ON CALL
--------------------------------------------------------------------------------
--


You Can Call New England Funds Day or Night

Do you like to keep on top of your New England Funds but can't always call us during regular business hours? With Tele#Facts, New England Funds' 24-hours a day automated telephone system, you can call us any time that's convenient for you - day or night!

By calling 1-800-346-5984 from any Touch-ToneRegistration Mark telephone, you can:

- Check the current value of your New England Fund account
- Find out the current yield and total return on any New England Fund
- Buy, sell or exchange fund shares

Just remember to have these four items with you before calling:

1. YOUR PERSONAL IDENTIFICATION NUMBER which is the last four digits of your Social Security number

2. THE FUND NUMBER - two- or three-digit number listed on the Tele#Facts wallet card

3. FUNCTION NUMBER - listed on the Tele#Facts wallet card

4. ACCOUNT NUMBER - listed on all your statements

You can get the information you need to use Tele#Facts from the back of your statement. If you need another Tele#Facts wallet card or have questions about getting started, please call us at 1-800-225-5478.

So go ahead and give Tele#Facts a try. We think you'll enjoy this easy-to-use and convenient service from New England Funds!

-----------------------------------------------------
New England Funds
-----------------------------------------------------

STOCK FUNDS

Growth Fund of Israel
  International Equity Fund
  Star Worldwide Fund
  Growth Fund
  Star Advisers Fund
  Capital Growth Fund
  Value Fund
  Growth Opportunities Fund
  Balanced Fund

BOND FUNDS

  High Income Fund
  Strategic Income Fund
  Government Securities Fund
  Bond Income Fund
  Limited Term U.S. Government Fund
  Adjustable Rate U.S. Government Fund

TAX EXEMPT FUNDS
  Municipal Income Fund
  Massachusetts Tax Free Income Fund
  Intermediate Term Tax Free Fund of California
  Intermediate Term Tax Free Fund of New York

MONEY MARKET FUNDS
  Cash Management Trust
- Money Market Series
- U.S. Government Series
  Tax Exempt Money Market Trust

To learn more, and for a free prospectus, contact your financial representative.

New England Funds, L.P.
399 Boylston Street
Boston, MA  02116
Toll Free  800-225-5478

This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

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NEW ENGLAND FUNDS
Where the best Minds Meet[TM]

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Boston, Massachusetts
02116

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
APPENDIX TO FORM N-30D FILINGS TO DESCRIBE DIFFERENCES BETWEEN PRINTED
 AND EDGAR-
FILED
TEXTS.

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(2)    Italic typefaces is displayed in normal type.

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(4)    Headers (e.g. the names of the fund) and footers (e.g. page numbers and
       "See accompanying notes to financial statements") are omitted.

(5) Because the printed page breaks are not reflected, certain tabular and columnar headings and symbols are displayed differently in this filing.

(6)    Bullet points, and similar graphic symbols are omitted.

(7)    Page numbering is different.